Commitments and Contingencies (Details Textual) (USD $)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012
Commitments and Contingencies (Textual) [Abstract]
Commitments expiration period	3 months
Commitments and Contingencies (Additional Textual) [Abstract]
Undisbursed funds	$ 4,800,000	$ 4,400,000
Multi-family real estate loans [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Fixed rate	850,000
Outstanding commitments originate loans - Variable rate	2,000,000
Outstanding commitments to purchase loans	2,900,000	0
Fixed-rate loan, interest rate	4.00%
Commitments expiration period	3 months
Multi-family real estate loans [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	4.00%
Multi-family real estate loans [Member] | Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	3.75%
Commercial real estate loans [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Variable rate	6,500,000	0
Commitments expiration period	3 months
Commercial real estate loans [Member] | Maximum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	4.50%
Commercial real estate loans [Member] | Minimum [Member]
Commitments and Contingencies (Textual) [Abstract]
Adjustable rate loan, interest rate	4.00%
Loan origination commitments [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans	8,900,000	6,100,000
Loan origination commitments [Member] | Fixed Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Fixed rate	8,500,000
Mortgage loans maximum interest rate	4.50%
Mortgage loans minimum interest rate	2.75%
Loan origination commitments [Member] | Adjustable Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments originate loans - Variable rate	336,000
Mortgage loans interest rate	2.75%
Loan Purchase Commitments [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments to purchase loans	9,000,000	2,000,000
Loan Purchase Commitments [Member] | Fixed Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Mortgage loans maximum interest rate	3.75%
Mortgage loans minimum interest rate	2.75%
Loan Purchase Commitments [Member] | Fixed Rate one-to four Family Mortgage Loan [Member] | Fixed rate [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments to purchase loans	7,700,000
Loan Purchase Commitments [Member] | Adjustable Rate one-to four Family Mortgage Loan [Member]
Commitments and Contingencies (Textual) [Abstract]
Mortgage loans maximum interest rate	3.625%
Mortgage loans minimum interest rate	2.875%
Loan Purchase Commitments [Member] | Adjustable Rate one-to four Family Mortgage Loan [Member] | Variable rate [Member]
Commitments and Contingencies (Textual) [Abstract]
Outstanding commitments to purchase loans	$ 1,300,000